Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss for the year	$ (6,204,165)	$ (23,661,319)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation	(31,977)	786,271
Stock-based compensation, related party	1,887,737	3,799,141
Consulting expense – share-based compensation	29,997
Loss on impairment of intangible	2,625,000
Amortization	300,000	75,000
Change in fair value of investments	32,648
Loss from investment write off	430,005
Change in fair value of derivative liability	(440,065)	13,771,835
Deconsolidation		(120,478)
(Increase) decrease in assets
Accounts receivable	(167,213)	90,333
Prepaid expenses	80,895	(69,942)
Accrued interest notes receivable	(117,720)	(24,773)
Accounts payable and accrued expenses	223,536	1,105,443
Accounts payable and accrued expenses, related party	43,557	(135,965)
Accrued interest on notes payable, related party	7,292	(378,860)
Deferred revenue	77,700
Net cash (used in) operating activities	(1,222,773)	(4,763,314)
Investing activities
Payments for Fogdog notes receivable		(1,250,000)
Purchase of intangible assets		(3,000,000)
Net cash provided by (used in) investing activities		(4,250,000)
Financing activities
Proceeds from issuance of notes payable	221,250
Repayments of notes payable	(13,077)	(469,753)
Proceeds from warrants exercised		1,362,234
Proceeds from issuance of EnderbyWorks shares to minority shareholders	4,900
Proceeds from issuance of convertible notes		32,500
Proceeds from share issuance	477,611	8,894,831
Payments of share issuance costs		(272,810)
Net cash provided by financing activities	690,684	9,547,002
Net changes in cash and equivalents	(532,089)	533,688
Cash and equivalents at beginning of the year	567,030	33,342
Cash and equivalents at end of the year	34,941	567,030
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid in interest	2,521
Cash paid for income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Stock-based compensation reversal - forfeiture	31,977	786,271
Stock-based compensation, related party	1,887,737	3,799,141
Consulting expenses – shareholder compensation	29,997
Change in fair value of derivative liability	440,065	15,091,477
Derivative write-off of expired warrants	34,530
Conversion of convertible debt		476,509
Change in fair value of investments	32,648
Loss for investment write-off	430,005
Accounts payable settled for stock issuance	251,499
Loss on impairment of intangible	$ 2,625,000